Note 1 - Business and Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note
1.
Business and Organization

Outlook

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of our business. As reflected in the accompanying financial statements, for the three
months ended
March
31,
2017
we had a net loss of
$2,060,076,
and used
$1,176,252
cash in operations, and at
March
31,
2017,
had working capital of
$713,172,
current assets of
$1,409,971,
and an accumulated stockholders’ deficit of
$93,912,246.
The foregoing factors raise substantial doubt about our ability to continue as a going concern. Ultimately, our ability to continue as a going concern is dependent upon our ability to attract significant new sources of capital, attain a reasonable threshold of operating efficiencies and achieve profitable operations by licensing or otherwise commercializing products incorporating our technologies. The financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.

We have been, and anticipate that we will continue to be, limited in terms of our capital resources. Our total cash balance was
$1,175,525
at
March
31,
2017.
We had revenues of
$46,017
in the
three
months ended
March

31,

2017,
which amount was not sufficient to fund our operations. At times in the past we have not had enough cash or sources of capital to pay our accounts payable and expenses as they arise, and have relied on the issuance of stock options and common stock, as well as extended payment terms with our vendors, to continue to operate. Although our cash position at the moment is stronger than in the past, our total cash decreased by over
$700,000
from
December
31,
2016
to
March
31,
2017.
We will be required to raise substantial additional capital to expand our operations, including without limitation, hiring additional personnel, additional scientific and third
-party testing, costs associated with obtaining regulatory approvals and filing additional patent applications to protect our intellectual property, and possible strategic acquisitions or alliances, as well as to meet our liabilities as they become due for the next
12
 months.

As of
March
31,
2017,
we had
$5,760,668
in principal amounts due on various debt obligations (see Note
4).
Of that amount,
$5,430,668
are long-term liabilities and convertible at our option into common stock at maturity. Interest continues to accrue on each of these notes. Additionally, we had
$236,699
of accounts payable and accrued expenses (see Note
7).

The unaudited consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and pursuant to Rule
8
-
03
of Regulation S-X under the Securities Act of
1933,
as amended. Accordingly, they do not include all of the information and notes required by generally accepted accounting principles for annual financial statements.  In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been included. For some of our activities, we are still operating in the early stages of the sales and distribution process, and therefore our operating results for the three
months ended
March
31,
2017
are not necessarily indicative of the results that
may
be expected for the year ending
December

31,

2017,
or for any other period. These unaudited consolidated financial statements and notes should be read in conjunction with the Company’s audited financial statements and accompanying notes included in the Annual Report on
Form
10
-K for the year ended
December
31,
2016
filed with the Securities and Exchange Commission (the “SEC”) on
March
30,
2017.

Note
1.
Business and Organization

Outlook

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of our business. For the year ended
December
31,
2016,
we had a net loss of
$8,074,335,
and, at
December
31,
2016,
we had working capital of
$861,929,
current assets of
$2,016,682,
various debt obligations in principal amount of
$5,860,668,
an accumulated deficit of
$91,915,426,
and a net stockholders’ deficiency. The foregoing factors raise substantial doubt about our ability to continue as a going concern. Ultimately, our ability to continue as a going concern is dependent upon our ability to attract significant new sources of capital, attain a reasonable threshold of operating efficiencies and achieve profitable operations by licensing or otherwise commercializing products incorporating our BioLargo technology. These consolidated financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.

We have been, and anticipate that we will continue to be, limited in terms of our capital resources. Our total cash and cash equivalents were
$1,910,153
at
December
31,
2016.
During the year ended
December
31,
2016,
we received
$3,971,009
net proceeds from our private securities offerings, including the exercise of warrants issued in prior offerings We generated revenues of
$281,106
in the year ended
December
31,
2016.
Although this was an increase over the prior year, it was not sufficient to fund our operations. We do not expect our operations will generate enough revenue to fund our operations in
2017.
We believe our cash position is sufficient to maintain our current level of operations and research/development, we will be required to raise substantial additional capital to expand our operations and fund our future business plans.

Organization

We were initially organized under the laws of the State of Florida in
1989,
and in
1991
merged into a Delaware corporation. We operate
six
wholly-owned subsidiaries: BioLargo Life Technologies, Inc., organized under the laws of the State of California in
2006,
Odor-No-More, Inc., organized under the laws of the State of California in
2009,
BioLargo Water USA, Inc., organized under the laws of the State of California in
2013,
BioLargo Water, Inc., organized under the laws of Canada in
2014,
BioLargo Maritime Solutions, Inc., organized under the laws of the State of California in
2016,
and BioLargo Development Corp., organized under the laws of the State of California in
2016.
Additionally, we are majority owner of Clyra Medical Technologies, Inc., organized under the laws of the State of California in
2012
(see Note
9).

Business Overview

We feature
three
patent protected platform technologies with diverse product opportunities across multiple industries –AOS, CupriDyne, and Isan. Each features the use of the all-natural iodine molecule. While they all use iodine, they are quite different in terms of the methods by which they exploit the use of iodine, the form and composition of iodine used, and therefore their function and value proposition can be quite different for each commercial application.